UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2001

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Eagle Growth Investors, L.L.C.
Address:	800 Third Avenue
		New York, New York 10022

13F File Number:	28-6566

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		David A. Rosenfeld
Title:		President/CEO
Phone:		(212) 652-4800
Signature, Place, and Date of Signing:

	David A. Rosenfeld	New York, New York	April 23, 2001

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	88

Form 13F Information Table Value Total:	$184,812,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184a105     3817    95057 SH       SOLE                    95057
AT&T-Liberty Media Class A     COM              001957208     2128   152025 SH       SOLE                   152025
Allergan                       COM              018490102     3291    44385 SH       SOLE                    44385
Amdocs Limited                 COM              G02602103      217     4535 SH       SOLE                     4535
AmeriCredit                    COM              03060R101     4780   147400 SH       SOLE                   147400
American Intl Group            COM              026874107      332     4130 SH       SOLE                     4130
American Tower                 COM              029912201     4138   223658 SH       SOLE                   223658
Analog Devices                 COM              032654105      495    13650 SH       SOLE                    13650
Apache Corp                    COM              037411105     2596    45055 SH       SOLE                    45055
Apple Computer                 COM              037833100      371    16810 SH       SOLE                    16810
AstraZeneca Corp               COM              046353108     6589   136550 SH       SOLE                   136550
AvalonBay Communities          COM              053484101     1290    28151 SH       SOLE                    28151
Bed Bath & Beyond              COM              075896100     2012    81900 SH       SOLE                    81900
Berkshire Hathaway Cl B        COM              084670207     1397      642 SH       SOLE                      642
Brinker International          COM              109641100     1139    40800 SH       SOLE                    40800
Bristol Myers Squibb           COM              110122108      457     7700 SH       SOLE                     7700
CVS Corp.                      COM              126650100     3875    66250 SH       SOLE                    66250
Carnival Cruise                COM              143658102     1820    65775 SH       SOLE                    65775
Celgene Corp                   COM              151020104     2141    85650 SH       SOLE                    85650
Cendant                        COM              151313103     2301   157700 SH       SOLE                   157700
Chubb                          COM              171232101      203     2800 SH       SOLE                     2800
Cisco Systems                  COM              17275R102      817    51640 SH       SOLE                    51640
Citigroup                      COM              172967101     7023   156139 SH       SOLE                   156139
Clear Channel                  COM              184502102     4185    76858 SH       SOLE                    76858
Comcast Corp -Cl A             COM              200300101      239     5800 SH       SOLE                     5800
Comcast Corp. Special Cl A     COM              200300200     5268   125625 SH       SOLE                   125625
Compaq Computer                COM              204493100     2474   135948 SH       SOLE                   135948
Credit Suisse Group            COM              4245614       3072    16519 SH       SOLE                    16519
Crown Castle International Cor COM              228227104      622    42000 SH       SOLE                    42000
Duke-Weeks Realty Corp         COM              264411505      468    20200 SH       SOLE                    20200
EMC Corp                       COM              268648102     3331   113299 SH       SOLE                   113299
Elan Corp. ADR                 COM              284131208      227     4350 SH       SOLE                     4350
Electronic Data Systems        COM              285661104     2231    39945 SH       SOLE                    39945
Eli Lilly                      COM              532457108     3787    49405 SH       SOLE                    49405
Exxon Mobil Corp.              COM              30231g102      581     7177 SH       SOLE                     7177
General Electric               COM              369604103      482    11520 SH       SOLE                    11520
Gillette                       COM              375766102      711    22826 SH       SOLE                    22826
HRPT Properties Trust          COM              40426W101      238    28800 SH       SOLE                    28800
Hewlett Packard                COM              428236103      497    15900 SH       SOLE                    15900
Home Depot                     COM              437076102     4968   115271 SH       SOLE                   115271
Hospitality Properties Trust   COM              44106M102     1579    59825 SH       SOLE                    59825
Host Marriott                  COM              441078102     2148   183875 SH       SOLE                   183875
Household International        COM              441815107     6134   103550 SH       SOLE                   103550
IMS Health                     COM              449934108     2422    97250 SH       SOLE                    97250
Inhale Therapeutic Systems     COM              457191104      938    43880 SH       SOLE                    43880
Intel                          COM              458140100     1658    63012 SH       SOLE                    63012
Internet Pictures              COM              46059S101        6    36550 SH       SOLE                    36550
Intuit                         COM              461202103      227     8172 SH       SOLE                     8172
Jabil Circuit, Inc             COM              466313103     2271   105050 SH       SOLE                   105050
Johnson & Johnson              COM              478160104      382     4369 SH       SOLE                     4369
Kohls Corp                     COM              500255104     1883    30525 SH       SOLE                    30525
Manor Care                     COM              564055101      846    41475 SH       SOLE                    41475
Marriott International         COM              571900109      558    13550 SH       SOLE                    13550
Mattel                         COM              577081102      248    14000 SH       SOLE                    14000
Maxygen                        COM              577776107     1309   108064 SH       SOLE                   108064
Medtronic                      COM              585055106      318     6950 SH       SOLE                     6950
Mellon Financial Corp.         COM              58551a108      243     6000 SH       SOLE                     6000
Merck                          COM              589331107     5266    69375 SH       SOLE                    69375
Merrill Lynch                  COM              590188108     4767    86045 SH       SOLE                    86045
Microsoft                      COM              594918104     3244    59316 SH       SOLE                    59316
Morgan Stanley Dean Witter     COM              617446448     4376    81796 SH       SOLE                    81796
Nabors Industries              COM              629568106     3701    71390 SH       SOLE                    71390
New York Times                 COM              650111107      225     5500 SH       SOLE                     5500
Nextel Communications          COM              65332v103     1367    95120 SH       SOLE                    95120
Nokia                          COM              654902204     3317   138190 SH       SOLE                   138190
Nordstrom                      COM              655664100     1232    75665 SH       SOLE                    75665
Novavax                        COM              670002104       78    10000 SH       SOLE                    10000
Ocean Energy INC TEX           COM              67481E106     2897   175026 SH       SOLE                   175026
Pfizer                         COM              717081103     1857    45345 SH       SOLE                    45345
Quokka Sports, Inc.            COM              749077103        1    18702 SH       SOLE                    18702
Qwest Communications           COM              749121109      734    17064 SH       SOLE                    17064
Reckson Associates             COM              75621k106      595    26675 SH       SOLE                    26675
Schlumberger                   COM              806857108      254     4405 SH       SOLE                     4405
Solectron Corp.                COM              834182107      898    47225 SH       SOLE                    47225
Staples                        COM              855030102     3244   218088 SH       SOLE                   218088
Sun Communities                COM              866674104     1465    44400 SH       SOLE                    44400
Symbol Technologies            COM              871508107     1133    32475 SH       SOLE                    32475
Taubman Centers                COM              876664103     2012   166950 SH       SOLE                   166950
Texas Instruments              COM              882508104     3272   105621 SH       SOLE                   105621
Tyco International             COM              902124106     6261   144829 SH       SOLE                   144829
UTStarcom, Inc.                COM              918076100     1158    69625 SH       SOLE                    69625
Veritas Software               COM              923436109     1618    35000 SH       SOLE                    35000
Viacom CL B                    COM              925524308     4885   111109 SH       SOLE                   111109
Wal Mart                       COM              931142103      834    16515 SH       SOLE                    16515
Weatherford International      COM              947074100     4967   100652 SH       SOLE                   100652
Wells Fargo                    COM              949746101     5461   110395 SH       SOLE                   110395
Williams Sonoma                COM              969904101     1003    38200 SH       SOLE                    38200
Worldcom                       COM              98157D106     2909   155679 SH       SOLE                   155679